UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period:  February 28, 2013

Item 1. Schedule of Investments.

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 94.7%
	BASIC MATERIALS – 6.1%
285	Buckeye Technologies, Inc.	$7,903
672	Chemtura Corp.*	13,521
586	Luxfer Holdings PLC - ADR	7,653
402	Tronox Ltd. - Class A	8,257
		37,334
	COMMUNICATIONS – 3.7%
637	Allot Communications Ltd.*	8,746
455	Blucora, Inc.*	7,052
790	Saba Software, Inc.*	6,905
		22,703
	CONSUMER, CYCLICAL – 9.2%
802	American Axle & Manufacturing Holdings, Inc.*	10,145
1,106	Callaway Golf Co.	7,432
1,631	Destination XL Group, Inc.*	7,405
427	Skechers U.S.A., Inc. - Class A*	8,924
412	Titan International, Inc.	8,698
209	Titan Machinery, Inc.*	5,904
335	Vera Bradley, Inc.*	8,442
		56,950
	CONSUMER, NON-CYCLICAL – 9.5%
669	AMN Healthcare Services, Inc.*	9,433
189	Cal-Maine Foods, Inc.	7,652
1,629	Cross Country Healthcare, Inc.*	9,285
363	Euronet Worldwide, Inc.*	8,763
808	Great Lakes Dredge & Dock Corp.	7,878
487	TrueBlue, Inc.*	9,443
444	WNS Holdings Ltd. - ADR*	6,243
		58,697
	ENERGY – 7.0%
1,521	Arch Coal, Inc.	7,955
420	Basic Energy Services, Inc.*	6,145
67	Geospace Technologies Corp.*	6,520
1,175	Halcon Resources Corp.*	8,343
201	Hornbeck Offshore Services, Inc.*	8,542
178	Walter Energy, Inc.	5,659
		43,164
	FINANCIAL – 26.1%
257	Agree Realty Corp. - REIT	7,214
753	Campus Crest Communities, Inc. - REIT	9,443
465	First Midwest Bancorp, Inc.	5,812
526	Forestar Group, Inc.*	9,163

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
235	Hatteras Financial Corp. - REIT	$6,272
682	HFF, Inc. - Class A	12,521
352	HomeStreet, Inc.*	8,793
224	Iberiabank Corp.	11,245
203	NASDAQ OMX Group, Inc.	6,427
149	Nationstar Mortgage Holdings, Inc.*	5,741
223	Ocwen Financial Corp.*	8,791
218	PennyMac Mortgage Investment Trust - REIT	5,542
177	ProAssurance Corp.	8,300
257	Protective Life Corp.	8,203
211	SCBT Financial Corp.	10,048
345	Sterling Financial Corp.	7,307
788	Susquehanna Bancshares, Inc.	9,164
768	Two Harbors Investment Corp. - REIT	9,876
441	Union First Market Bankshares Corp.	8,004
326	WisdomTree Investments, Inc.*	2,967
		160,833
	INDUSTRIAL – 21.3%
306	ADA-ES, Inc.*	8,131
300	Aerovironment, Inc.*	6,636
72	Amerco, Inc.	10,851
221	Armstrong World Industries, Inc.	11,300
223	Astec Industries, Inc.	7,941
131	Chart Industries, Inc.*	9,505
369	Covanta Holding Corp.	7,218
360	Darling International, Inc.*	6,008
174	EnPro Industries, Inc.*	8,096
485	Jabil Circuit, Inc.	9,084
602	Mistras Group, Inc.*	12,311
259	MYR Group, Inc.*	6,011
638	Orbital Sciences Corp.*	9,430
337	Plexus Corp.*	8,209
621	XPO Logistics, Inc.*	10,818
		131,549
	TECHNOLOGY – 6.3%
796	Acorn Energy, Inc.	5,182
869	Brooks Automation, Inc.	8,785
193	Interactive Intelligence Group, Inc.*	8,031
505	Nanometrics, Inc.*	7,449
252	RADWARE Ltd.*	9,168
		38,615

Perimeter Small Cap Value Fund
SCHEDULE OF INVESTMENTS - Continued
As of February 28, 2013 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UTILITIES – 5.5%
235	Avista Corp.	$6,155
191	El Paso Electric Co.	6,370
309	Empire District Electric Co.	6,616
244	Portland General Electric Co.	7,244
160	UNS Energy Corp.	7,523
		33,908
	TOTAL COMMON STOCKS (Cost $539,448)	583,753

	SHORT-TERM INVESTMENTS – 12.3%
76,048	Federated Treasury Obligations Fund, 0.01%	76,048

	SHORT-TERM INVESTMENTS (Cost $76,048)	76,048

	TOTAL INVESTMENTS – 107.0% (Cost $615,496)	659,801
	Liabilities in Excess of Other Assets – (7.0)%	(43,096)

	TOTAL NET ASSETS –100.0%	$616,705

ADR – American Depositary Receipt
PLC – Public Limited Company
REIT – Real Estate Investment Trust

*	Non-income producing security.

See accompanying Notes to Schedule of Investments.

Perimeter Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
February 28, 2013 (Unaudited)

Note 1 – Organization
Perimeter Small Cap Value Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced investment operations on June 29, 2012.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets generally are valued at their market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes
At February 28, 2013, gross unrealized appreciation and (depreciation) on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$615,985

Gross unrealized appreciation	$53,086
Gross unrealized depreciation	(9,270)
Net unrealized appreciation on investments	$43,816

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Perimeter Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of February 28, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2* (Observable Inputs)	Level 3* (Unobservable Inputs)	Total
Investments, at Value:
Common Stocks1	$583,753	$-	$-	$583,753
Short-Term Investments	76,048	-	-	76,048
Total Investments, at Value	$659,801	$-	$-	$659,801

Perimeter Small Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS – Continued
February 28, 2013 (Unaudited)

*	The Fund did not hold any Level 2 or 3 securities at period end.

1	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Perimeter Small Cap Fund, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President

Date:	4/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President
Date:	4/19/13

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer
Date:	4/19/13

* Print the name and title of each signing officer under his or her signature.